RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSIn January 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with certain existing stockholders, including Salmon Pharma, an affiliate of Medice, and David Baker, the Company’s Chief Executive Officer, pursuant to which the Company issued the 2021 Convertible Notes for cash proceeds of $350. The 2021 Convertible Notes bore an interest rate of 7.0% per annum, non-compounding, and had a maturity date of September 30, 2021. The 2021 Convertible Notes converted into 54,906 shares of the Company’s common stock upon completion of the IPO.	RELATED PARTY TRANSACTIONS
On January 2020, the Company entered into a license agreement with Medice which grants Medice an exclusive license, with the right to grant sublicenses, to develop, use, manufacture, market and sell ADAIR throughout Europe. Medice is responsible for obtaining regulatory approval of ADAIR in the licensed territory. Under the license agreement, Medice paid Vallon a $100 upfront payment and is required to pay milestone payments upon first obtaining regulatory approval to market and sell ADAIR in any country, territory or region in the licensed territory and upon achieving certain annual net sales thresholds. Medice will also pay tiered royalties on annual net sales of ADAIR at rates in the low double-digits. The initial term of the license agreement will expire five years after the date on which Medice first obtains regulatory approval in any country, territory or region in the licensed territory.
In January 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with certain existing stockholders, including Salmon Pharma, an affiliate of Medice, and David Baker, the Company’s Chief Executive Officer, pursuant to which the Company issued the 2021 Convertible Notes for cash proceeds of $350. The 2021 Convertible Notes bore an interest rate of 7.0% per annum, non-compounding, and had a maturity date of September 30, 2021. The 2021 Convertible Notes converted into 54,906 shares of the Company’s common stock upon completion of the IPO.